Debt Agreements - Carrying Value of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less current portion	$ (7,245)	$ (7,163)
Non-current portion of notes payable	15,579	22,824
Notes Payable to Banks
Debt Instrument [Line Items]
Principal amount of notes payable	23,325	30,825
Unamortized debt discount	(501)	(838)
Net carrying amount of notes payable	22,824	29,987
Less current portion	(7,245)	(7,163)
Non-current portion of notes payable	$ 15,579	$ 22,824